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                                                                    THE HARTFORD

May 5, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account VL II
    Pre-Effective Amendment No. 1
    File No. 333-155096

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 ("1933 Act") we are electronically filing via EDGAR a copy of the above-referenced Registration Statement filed on Form N-6. Registrant respectfully requests an effective date of May 15, 2009 for the prospectus filed herein.

You may direct any questions regarding this filing to the undersigned at (860) 843-8335.

Very truly yours,

/s/ Lisa Proch
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Lisa Proch
Assistant Vice President and Senior Counsel

Enclosure